TAXATION (Income Taxes, Composition of Income Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
TAXATION
Income/(loss) from PRC entities	$ (99,960)	$ 84,760	$ 73,720
Income/(loss) from non-PRC entities	(6,526)	7,093	26,214
Income/(loss) before income tax expenses	(106,486)	91,853	99,934
Current income tax expense/(benefit)	(1,748)	5,480	462
Deferred tax expense/(benefit)	4,094	(2,732)	691
Income tax expense	$ 2,346	$ 2,748	$ 1,153